S000059077 [Member] Performance Management - Nuveen ESG U.S. Aggregate Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with the Bloomberg U.S. Aggregate Bond Index, which is a broad measure of domestic bond market performance, and the Index.
Bar Chart [Heading]	Annual Total Return*
Bar Chart Closing [Text Block]	During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 6.53% and -5.87%, respectively, for the quarters ended December 31, 2023 and March 31, 2022.
Performance Table Heading	Average Annual Total Returns for the Periods EndedDecember 31, 2024
Performance Table Narrative
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with the Bloomberg U.S. Aggregate Bond Index, which is a broad measure of domestic bond market performance, and the Index. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Availability Website Address [Text]	www.nuveen.com/etf
Performance Availability Phone [Text]	(800) 257-8787
Nuveen ESG U.S. Aggregate Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	5.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest
Highest Quarterly Return	6.53%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(5.87%)
Lowest Quarterly Return, Date	Mar. 31, 2022